Related party disclosure (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Detailed Information About Related Party Relationship
i)
Entities with significant influence on RPL

GS Wyvern Holdings Limited (till August 22, 2021)

ii)
Entities owned or significantly influenced by key management personnel or their relatives

Wisemore Advisory Private Limited

ReNew Foundation

iii)
Entities under joint control (refer Note 50)

3E NV and 3E Renewable Energy Software and Services Private Limited (with effect from December 14, 2022)

Fluence India ReNew JV Private Limited (with effect from October 12, 2022)

Disclosure Of Information About Terms and Conditions of Transactions With Related Parties
iv)
Terms and conditions of transactions with related parties

The transactions with related parties are made at arm’s length prices. Outstanding balances at the year-end are unsecured and interest free (other than interest carrying loan balances) and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables. For the years ended March 31, 2024, 2023 and 2022, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken on a forward-looking basis at each reporting period end through examining the historical information and financial position of the related party that is adjusted to reflect current conditions of market in which the related party operates.

Summary of Remuneration to Key Managerial Personnel and Their Relatives
v)
Remuneration to Key Management Personnel and their relatives

	For the year ended March 31,
Remuneration to Key Management Personnel	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Short-term benefits	245	280	626	8
Share based payments	2,291	2,085	1,753	21
Post-employment benefits	5	6	1	0
	2,541	2,372	2,380	29
Payment to non-executive directors (includes Directors sitting fee and commission)	76	67	83	1

During the year ended March 31, 2024, the Company has granted 12,287,354 options (March 31, 2023: 4,087,354 options; March 31, 2022: 36,085,265 options) to key management personnel under 2021 Incentive Award plan (refer Note 38).

Key Management Personnel (KMP) are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including any director (whether executive or otherwise).

	For the year ended March 31,
Other related party	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Remuneration to relatives of KMP#	41	58	66	1

# relative of the Chairman and Chief Executive Officer of the Company

Summary of Details of Transactions and Balances with Entities having Significant Influence on RPL
vii)
Details of transactions with entities which had significant influence on RPL

	GS Wyvern Holdings Limited
Transactions during the year end March 31,	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Compulsorily convertible preference shares converted to equity	9,222	—	—	—

Disclosure of Detailed Information About Transactions and Balances with Entities Under Joint Control Explanatory
vi)
Details of transactions and balances with entities under joint control

	3E NV
	2022	2023	2024	2024
Transactions during the year end March 31,	(INR)	(INR)	(INR)	(USD)
Loans given	—	55	176	2
Support services rendered	—	—	5	0
Interest income on loan given to related parties	—	—	4	0

	3E Renewable Energy Software and Services Private Limited
Transactions during the year end March 31,	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Operation and maintenance expenses	—	11	35	0

	Fluence India ReNew JV Private Limited
Transactions during the year end March 31,	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Purchase of capital goods	—	—	2,060	25

	3E NV
Balance as at March 31,	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Loans receivable	—	55	231	3
Trade receivable	—	—	5	0
Interest accrued on loans given	—	—	4	0

	3E Renewable Energy Software and Services Private Limited
Balance as at March 31,	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Trade payables	—	5	8	0

	Fluence India ReNew JV Private Limited
Balance as at March 31,	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Capital creditors	—	—	247	3

vii)
Details of transactions with entities which had significant influence on RPL

	GS Wyvern Holdings Limited
Transactions during the year end March 31,	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Compulsorily convertible preference shares converted to equity	9,222	—	—	—

Disclosure of Detailed Information About Transactions and Balances With Other Related Parties
viii)
Transactions with other related parties

	ReNew Foundation
Transactions during the year end March 31,	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Contribution for activities related to corporate social responsibility	0	22	33	0

	KMP and their relatives
Transactions during the year end March 31,	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Put options exercised during the year (refer Note 20)	—	980	1,000	12

	KMP and their relatives
Transactions during the year end March 31,	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Retention bonus given	—	—	570	7